GENERAL	12 Months Ended
Dec. 31, 2013
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]
NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware and commenced operations on August 11, 2011. The Company is developing and commercializing patent-pending technologies to provide consumers with laboratory-testing capabilities using smart phones and other mobile devices. The Company’s initial product, Dario™, is a mobile, cloud-based, diabetes management solution which includes a pocket-sized blood glucose monitoring device that, utilizing proprietary software, integrates with smart phones and other mobile devices to offer users the ability to record, save, track, analyze, manage and share diabetes related information. The Company has not generated revenues to date; accordingly, the Company is considered to be in the development stage as defined in ASC No. 915, "Development stage entities".

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. ("Ltd."), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to hold the Company’s intellectual property and to perform research and development, manufacturing, marketing and other business activities.

On September 23, 2013, the Company announced the receipt of CE Mark certification to market Dario™.  The receipt of the CE Mark allows the Company to market and sell Dario™ in the European Union and facilitates the registration of Dario™ in several countries worldwide subject to receipt of relevant approvals.  On January 7, 2014, the Company announced the filing of a Premarket Notification Application (known as a 510(k) application) for the Dario™ blood glucose monitoring system with the U.S. Food and Drug Administration. The Company is planning for other regulatory filings in other jurisdictions.

b.
On February 14, 2013, a registration statement (the "Initial Registration Statement") covering the public resale of 9,430,162 shares of the Company’s common stock, par value $0.0001 per share (the "Common Stock") (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2011 and 2012 was declared effective by the U.S. Securities and Exchange Commission ("SEC"). Commencing on April 9, 2013, the Company received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board and the OTCQB Market operated by OTC Markets Group, Inc. ("OTCQB") under the ticker symbol "DRIO". On October 28, 2013 and November 6, 2013, the Company filed its first and second Post Effective Amendments, respectively, with respect to the Initial Registration Statement. The two Post Effective Amendments were declared effective by the SEC on November 6, 2013.

c.
On July 24, 2013, another registration statement (the "Second Registration Statement") covering the public resale of 7,936,690 shares of Common Stock, (the "Common Stock") (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2012 and 2013 was declared effective by the SEC.

d.
On August 9, 2013, the Company's Board of Directors approved certain management changes, including the appointment of the Company's then current Chief Executive Officer to the position of Executive Chairman of the Board of Directors (which effective December 31, 2013 assumed the position of the Chairman of the Board of Directors, see also Note 12b)    and the Company's Vice President of Research and Development to the position of President and Chief Executive Officer.

e.
During the year ended December 31, 2013, the Company incurred operating losses and negative cash flows from operating activities amounting to $13,562,398 and $7,599,723, respectively. The Company will be required to obtain additional capital resources to maintain its commercialization, research and development activities. The Company is addressing its liquidity needs by seeking additional funding and by continuing its efforts to initiate commercial sales. Subsequent to the balance sheet date the Company raised funds through issuance of 2,226,956 common stock and 1,670,216 warrants to purchase common stock for total net consideration of approximately $3.79 million (see also Note 12c). According to management estimates and based on the Company's budget, the Company has sufficient liquidity resources to continue its planned activity into October 2014.

As described above, the Company will continue to seek to raise capital from public and/or private sources. There are no assurances, however, that the Company will be able to obtain an adequate level of financing needed for the long-term development and commercialization of its products.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.